                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A

                              FORM 13F/A COVER PAGE

                   Report for the Quarter Ended June 30, 2002.

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          WS Capital, L.L.C.
Address:       300 Crescent Court, Suite 880, Dallas, Texas 75201

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 8, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT MAY HAVE EXPIRED.

THIS FILING ALSO LISTS SECURITIES OMITTED FROM THE ORIGINAL FORM 13F FILING OF AUGUST 8, 2002.

13F File Number:

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Reid S. Walker                  Contact Person: Joseph I. Worsham, II
Title:    Member
Phone:    214-756-6056

Signature, Place, and Date of Signing:

  /S/ Reid S. Walker         Dallas, Texas              August 19, 2003
  ------------------         ------------------------   -----------------

Because this form is an amendment to a Form 13F which was previously filed by WS Capital L.L.C., it is being filed by WS Capital, L.L.C., however WS Capital Management, L.P., not WS Capital, L.L.C. (which is the general partner of WS Capital Management, L.P.), is the institutional investment manager which is the appropriate filing entity for and is the entity which has investment discretion over the securities disclosed in this Form 13F. WS Capital, L.L.C. has ceased to file new Forms 13F and all future Forms 13F which would have previously been filed by WS Capital, L.L.C. will be filed by WS Capital Management, L.P.

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           75

Form 13F Information Table Value Total:           $103,370


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

                           FORM 13F INFORMATION SHEET


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2       COLUMN 3     COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ACRES GAMING
  CORP               COM         004936100        211       105,600   SH              SHARED                        105,600(2)

ALLIED CAPITAL
  CORP NEW           COM         01903Q108        680        30,000   SH              SHARED                         30,000(2)

ALLIED CAPITAL
  CORP NEW           CALL        01903Q908        963        42,500   SH    CALL      SHARED                         42,500(2)

ALLIED CAPITAL
  CORP NEW           PUT         01903Q958      3,839       169,500   SH     PUT      SHARED                        169,500(2)

AMERICREDIT CORP     PUT         03060R951      1,627        58,000   SH     PUT      SHARED                        580,000(2)

BE AEROSPACE INC     COM         073302101        264        20,000   SH              SHARED                         20,000(2)

BEST BUY             COM         086516101      1,195        32,910   SH              SHARED                         32,910(2)

CADIZ INC            COM         127537108        425        50,000   SH               SOLE           50,000(1)

CRYPTOLOGIC INC      COM         228906103        447        51,000   SH              SHARED          51,000(2)

DIANON SYS INC       COM         252826102      1,603       30,0090   SH              SHARED                         30,000(2)

ENDOCARE INC         COM         29264P104      2,294       173,600   SH              SHARED                        173,600(2)

EPIPHANY INC         COM         26881V100        515       117,200   SH               SOLE          117,200(1)

ERESEARCH
  TECHNOLOGY INC     COM         29481V108        380        15,000   SH              SHARED                         15,000(3)

ESS TECHNOLOGY
  INC                COM         269151106        277        15,800   SH               SOLE           15,800(1)

EVOLVING SYS INC     COM         30049R100        120       445,294   SH              SHARED                        445,294(2)

FINLAY
  ENTERPRISES IN   COM NEW       317884203        468        28,400   SH              SHARED                         28,400(3)

]

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
FORGENT NETWORKS
  INC                COM         34629U103        305        61,000   SH              SHARED                         61,000(3)

GETTY IMAGES INC     COM         374276103        544        25,000   SH              SHARED                         25,000(2)

GLOBAL INDS LTD      COM         379336100        105        15,000   SH               SOLE           15,000(1)

GRAPHIC PACKAGING
  INTL CORP          COM         388690109        231        25,000   SH               SOLE           25,000(1)

HI / FN INC          COM         428358105      4,735       722,900   SH              SHARED                        722,900(2)

HEALTH MGMT SYS
  INC                COM         42219M100      2,445       776,200   SH              SHARED                        776,200(2)

HILFIGER TOMMY
  CORP               ORD         G8915Z102      1,575       110,000   SH              SHARED                        110,000(3)

HOLLY CORP         COM PAR
                    $0.01        435758305      2,970       177,300   SH              SHARED                        177,300(2)

INFOUSA INC NEW      COM         456818301        109        20,000   SH               SOLE           20,000(1)

ISTAR FINL INC       COM         45031U101        995        34,900   SH               SOLE           34,900(1)

INTERGRAPH CORP      COM         458683109        549        31,500   SH               SOLE           31,500(1)

INTERTAN INC         COM         461120107        558        50,000   SH               SOLE           50,000(1)

INTRADO INC          COM         46117A100        194        10,000   SH              SHARED                         10,000(2)

KINDER MORGAN INC
  KANSAS             PUT         49455P951      9,201       242,000   SH     PUT      SHARED                        242,000(2)

LANTRONIX INC        COM         516548104         85       100,000   SH               SOLE          100,000(1)

LIBERTE INVS INC
  DEL                COM         530154103      1,289       330,500   SH               SOLE          330,500(1)

LIBERTY MEDIA
  CORP NE         COM SER A      530718105      1,200       120,000   SH               SOLE          120,000(1)

MAGNUM HUNTER
  RES INC          COM PAR
                   $0.002        55972F203      4,683       593,500   SH              SHARED                        593,500(2)

MANTECH INTL
  CORP              CL A         564563104      1,200        50,000   SH               SOLE           50,000(1)

MARTEK
  BIOSCIENCES CORP   COM         572901106      1,939        92,700   SH              SHARED                         92,700(2)

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2       COLUMN 3     COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
MED-DESIGN
  CORP               COM         583926100        556        43,000   SH              SHARED                         43,000(2)

MICRON TECHNOLOGY
  INC                COM         595112103        607        30,000   SH               SOLE                          30,000(1)

MICROTUNE INC
  DEL                COM         59514P109        493        55,300   SH              SHARED                         55,300(2)

MULTIMEDIA GAMES
  INC                COM         625453105        229        10,500   SH              SHARED                         10,500(2)

MODEM MEDIA INC     CL A         607533106      2,737       760,389   SH              SHARED                        760,389(2)

NEOMAGIC CORP        COM         640497103      1,307       491,400   SH              SHARED                        491,400(2)

PC-TEL INC           COM         69325Q105        370        54,700   SH               SOLE           54,700(1)

PARTY CITY CORP      COM         702145103      6,997       429,280   SH              SHARED                        429,280(2)

PATTERSON UTI
  ENERGY INC         COM         703481101      2,258        80,000   SH              SHARED                         80,000(2)

PATTERSON UTI
  ENERGY INC         PUT         703481951      1,637        58,000   SH     PUT      SHARED                         58,000(2)

PEAK INTL LTD        ORD         G69586108      4,662       797,000   SH              SHARED                        797,000(2)

PERSISTENCE
  SOFTWARE INC       COM         715710109        174       290,500   SH               SOLE          290,500(1)

PERVASIVE
  SOFTWARE INC       COM         715710109        404       103,000   SH              SHARED                        103,000(3)

PICCADILLY
  CAFETERIAS INC     COM         719567109        932       310,541   SH              SHARED                        310,541(3)

PITTSTON CO       COM BRINKS
                     GRP         725701106        600        25,000   SH               SOLE           25,000(1)

PLAINS RES INCV    COM PAR
                    $0.10        726540503      1,025        38,300   SH               SOLE           38,300(1)

PRE PAID LEGAL
  SVCS INC           COM         740065107      2,778       139,600   SH              SHARED                        139,600(2)

PRUDENTIAL FINL
  INC                COM         744320102      4,120       123,500   SH               SOLE          123,500(1)

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2       COLUMN 3     COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
QWEST
  COMMUNICATIONS
  INTL IN            COM         749121109        420       150,000   SH               SOLE                         150,000(1)

QUICKSILVER
  RESOURCES INC      COM         74837R104        592        22,900   SH              SHARED                         22,900(3)

RSA SEC INC          COM         749719100        491       102,000   SH               SOLE        102,000(1)

RESONATE INC         COM         76115Q104        199       100,000   SH               SOLE        100,000(1)

SBE INC            COM NEW       783873201         84        45,300   SH              SHARED                         45,300(3)

SRS LABS INC         COM         78464M106        471       189,316   SH              SHARED                        189,316(3)

SOLA INTL INC        COM         834092108        872        75,800   SH               SOLE         75,800(1)

SOUNDVIEW
  TECHNOLOGY
  GROUP N            COM         83611Q109      2,117     1,245,390   SH              SHARED                      1,245,390(2)

STAMPS COM INC       COM         852857101        187        42,300   SH              SHARED                         42,300(3)

STANDARD
  MANAGEMENT CORP    COM         853612109        303        37,900   SH              SHARED                         37,900(3)

SYCAMORE NETWORKS
  INC                COM         871206108        386       100,000   SH               SOLE        100,000(1)

SYNAGRO
  TECHNOLOGIES
  INC             COM NEW        871562203      2,111       659,800   SH              SHARED                        659,800(2)

TAKE-TWO
  INTERACTIVE
  SOFTWAR            COM         874054109      3,117       151,400   SH              SHARED                        151,400(2)

TECH-TEAM
  GLOBAL INC         COM         878311109      3,118       389,776   SH              SHARED                        389,776(2)

TIDEL
  TECHNOLOGIES INC   COM         886368109         28        59,200   SH               SOLE         59,200(1)

TRIAD HOSPITALS
  INC                PUT         89579K959      1,399        33,000   SH     PUT      SHARED                         33,000(2)

TUMBLEWEED
  COMMUNICATIONS
  CO                 COM         899690101         67        36,100   SH              SHARED                         36,100(3)

VYYO INC             COM         918458100        485       577,000   SH              SHARED                        577,000(2)

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2       COLUMN 3     COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
W-H ENERGY
  SERVICES INC       COM         92925E108      2,555       115,300   SH              SHARED                        115,300(2)

XM SATELLITE
  RADIO HLDGS INC   CL A         983759101        614        84,750   SH                SOLE       84,750(1)

XTO ENERGY CORP      COM         98385X106      1,648        80,000   SH                SOLE       80,000(1)


(1) WS Capital, L.L.C. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and (ii) Walker Smith International Fund, Ltd.

(2) WS Capital, L.L.C. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital, L.L.C. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and
(ii) Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C. and WSV Management, L.L.C., each can control the investment and voting of these shares.

(3) WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith are reporting these shares as each may have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C., in that Messrs. Walker and Smith together control a majority of the voting rights of WSV Management, L.L.C.